INCOME TAX - Components of the income tax provision (benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
INCOME TAX
Current	$ 10,610,067	$ 1,386,570	$ 994,744
Deferred	415,623	135,641	(366,498)
Total	$ 11,025,690	$ 1,522,211	$ 628,246